FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                Check here if Amendment [ ]; Amendment Number: 2

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Chief Executive Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

May 23, 2005
------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $100,417 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



                                                                FORM 13F AMENDMENT NO. 2
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/04                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V

FOX ENTMT GROUP INC              CL A             35138T-10-7  50,016   1,600,000 SHS   SOLE            1,600,000   -      -
KMART HOLDING CORP               COM              498780-10-5  28,937     292,438 SHS   SOLE              292,438   -      -
MASONITE INTERNATIONAL CORP      COM              575384-10-2   3,436     100,000 SHS   SOLE              100,000   -      -
MERCURY INTERACTIVE CORP         NOTE 5/0         589405-AD-1   4,757   4,500,000 NOTE  SOLE                    -   -      -
NEWS CORP INC                    CL A             65248E-10-4   7,091     380,000 SHS   SOLE              380,000   -      -
STARWOOD HOTELS & RESORTS        NOTE 3.500% 5/1  85590A-AJ-3   6,180   5,000,000 NOTE  SOLE                    -   -      -


                                               Value Total   $100,417

                                               Entry Total:       6